UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.2% (1.5% of Total Investments)
$ 1,485	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Ba3	$1,549,004
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Consumer Staples – 0.9% (0.6% of Total Investments)
550	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	569,217
	5.500%, 5/15/41

	Education and Civic Organizations – 32.2% (22.0% of Total Investments)
750	Massachusetts Development Finance Agency, Revenue Bonds, Western New England College, Series	9/15 at 100.00	AAA	795,030
	2005A, 5.000%, 9/01/33 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A	532,605
	5.375%, 9/01/23
890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A,	3/09 at 101.00	A	928,323
	6.000%, 3/01/20 – ACA Insured
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	BBB+	1,083,250
	and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	1,841,656
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	812,520
	5.000%, 9/01/19
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	No Opt. Call	A3	1,322,039
	Series 1999P, 6.000%, 5/15/29
85	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Issue E, Series 1995,	7/07 at 100.00	AAA	85,427
	6.150%, 7/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,550	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E,	1/12 at 100.00	AAA	1,601,336
	5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,162,960
	Series 2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College,	7/13 at 100.00	AA+	527,450
	Series 2003H, 5.000%, 7/01/26
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/13 at 100.00	AA+	592,030
	Series 2003H, 5.000%, 7/01/21
1,380	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	1,483,831
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	525,650
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998,	9/08 at 101.00	A	2,357,546
	5.250%, 9/01/28
1,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	7/07 at 100.00	Aa1	1,646,612
	Research, Series 1993, 5.125%, 7/01/26
4,000	New England Education Loan Marketing Corporation, Massachusetts, Student Loan Revenue Bonds,	No Opt. Call	A3	4,207,636
	Subordinate Series 1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)
375	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	2/09 at 101.00	BBB–	386,895
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series1999,
	5.375%, 2/01/19

21,615	Total Education and Civic Organizations			22,892,796

	Health Care – 17.7% (12.0% of Total Investments)
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	1,351,313
	System, Series 2001E, 6.250%, 10/01/31
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	1,052,420
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	7/12 at 101.00	BBB	1,101,340
	Obligated Group, Series 2002B, 6.250%, 7/01/22
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	AA	975,953
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AAA	1,077,510
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	607,540
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	1,041,030
	Project, Series 2005D, 5.250%, 7/01/30
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	7/07 at 100.00	AAA	1,501,710
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 – MBIA Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	642,666
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 – FGIC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	2,161,180
	System Inc., Series 2001C, 5.750%, 7/01/32
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	411,266
	Health Care, Series 2001C, 6.625%, 7/01/32
615	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	630,775
	Health Care, Series 2005D, 5.000%, 7/01/33

11,860	Total Health Care			12,554,703

	Housing/Multifamily – 6.0% (4.1% of Total Investments)
1,890	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,957,530
	Apartments, Series 1999, 7.000%, 12/01/31
335	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37	6/15 at 100.00	AA–	347,660
	(Alternative Minimum Tax)
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	511,400
	(Alternative Minimum Tax)
385	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D,	7/10 at 101.00	AAA	401,636
	5.500%, 7/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,069,110
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

4,110	Total Housing/Multifamily			4,287,336

	Housing/Single Family – 3.5% (2.4% of Total Investments)
990	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-122,	6/15 at 100.00	AA	1,006,761
	4.875%, 12/01/37 (Alternative Minimum Tax)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	1,512,270
	4.625%, 6/01/32 (Alternative Minimum Tax)

2,490	Total Housing/Single Family			2,519,031

	Industrials – 1.2% (0.8% of Total Investments)
415	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	423,557
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	428,700
	Inc., Series 2003, 5.450%, 6/01/14

815	Total Industrials			852,257

	Long-Term Care – 9.3% (6.4% of Total Investments)
1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series	10/08 at 105.00	AAA	1,371,613
	1998A, 6.125%, 10/01/31
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,670,295
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)
2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,819,150
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41
355	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing	8/07 at 101.00	AAA	359,022
	LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	1/11 at 101.00	BBB–	403,680
	Community, Series 1994B, 4.750%, 7/01/17

6,025	Total Long-Term Care			6,623,760

	Tax Obligation/General – 16.0% (10.9% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	552,385
1,250	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aa1	1,357,463
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	1,074,130
2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AAA	3,128,175
	Series 1991A, 7.000%, 3/01/21
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –	No Opt. Call	AAA	1,446,564
	MBIA Insured
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 – AMBAC Insured	5/12 at 101.00	Aaa	1,053,676
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,415,345
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	AAA	1,321,040
	FGIC Insured

9,985	Total Tax Obligation/General			11,348,778

	Tax Obligation/Limited – 15.0% (10.2% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	AAA	224,393
	AMBAC Insured
940	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	AAA	1,019,947
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	441,433
	Series 2004C, 5.250%, 7/01/21
1,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006,	7/18 at 100.00	AAA	1,094,710
	5.000%, 7/01/26
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 –	5/14 at 100.00	AAA	590,079
	MBIA Insured
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 –	5/16 at 100.00	AAA	348,576
	AMBAC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	AAA	1,164,500
	5.375%, 5/01/23 – XLCA Insured
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	1,406,613
	5.000%, 8/15/20 – FSA Insured
540	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	601,555
	FGIC Insured
1,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	Aaa	1,074,650
	Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,182,540
	7/01/30 (WI/DD, Settling 3/06/07) – AMBAC Insured
1,300	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	1,515,345
	5.500%, 7/01/19 – MBIA Insured

9,550	Total Tax Obligation/Limited			10,664,341

	Transportation – 11.3% (7.7% of Total Investments)
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	2,112,100
1,700	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	1,830,101
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/07 at 102.00	AAA	4,087,320
	1996A, 5.750%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)

7,700	Total Transportation			8,029,521

	U.S. Guaranteed – 17.4% (11.9% of Total Investments) (4)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AAA	457,966
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	AAA	1,598,940
	Massachusetts – Worcester Campus, Series 2001B, 5.250%, 10/01/31 (Pre-refunded 10/01/11) –
	FGIC Insured
780	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/07 at 100.00	AAA	1,021,465
1,440	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%,	8/13 at 100.00	Aaa	1,549,973
	8/01/22 (Pre-refunded 8/01/13)
1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	AA (4)	1,349,825
	(Pre-refunded 8/01/14)
1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	AAA	1,640,745
	(Pre-refunded 1/01/14) – FGIC Insured
	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
530	5.250%, 1/15/15 (Pre-refunded 1/15/13) – MBIA Insured	1/13 at 100.00	AAA	574,345
1,615	5.250%, 1/15/23 (Pre-refunded 1/15/13) – MBIA Insured	1/13 at 100.00	AAA	1,750,127
1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/13 at 100.00	AAA	1,312,404
	2003-1, 5.250%, 11/01/18 (Pre-refunded 11/01/13) – AMBAC Insured
1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	1,105,360
	2004-1, 5.250%, 11/01/24 (Pre-refunded 11/01/14) – AMBAC Insured

11,225	Total U.S. Guaranteed			12,361,150

	Utilities – 3.0% (2.0% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AAA	1,085,980
	Series 2001A, 5.625%, 1/01/16 – MBIA Insured
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	1,038,850
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,124,830

	Water and Sewer – 11.0% (7.5% of Total Investments)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA	2,142,560
	2004A, 5.000%, 11/01/25
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10,	8/14 at 100.00	AAA	304,845
	5.000%, 8/01/26
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 11,	8/15 at 100.00	AAA	761,280
	4.500%, 8/01/29
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 12,	8/16 at 100.00	AAA	1,004,580
	4.375%, 8/01/31
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9,	8/13 at 100.00	AAA	63,613
	5.000%, 8/01/22
1,250	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	1,339,650
	5.250%, 8/01/20
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 –	8/17 at 100.00	AAA	1,626,135
	MBIA Insured
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	573,363

7,470	Total Water and Sewer			7,816,026

$ 96,880	Total Investments (cost $99,397,512) – 146.7%			104,192,750

	Other Assets Less Liabilities – 1.2%			811,082

	Preferred Shares, at Liquidation Value – (47.9)%			(34,000,000)

	Net Assets Applicable to Common Shares – 100%			$71,003,832

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $99,327,598.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$4,886,825
Depreciation	(21,673)

Net unrealized appreciation (depreciation) of investments	$4,865,152

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.